LOANS, FINANCING AND DEBENTURES - Breakdown by currency (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
LOANS, FINANCING AND DEBENTURES
Borrowings	R$ 63,684,326	R$ 35,737,509	R$ 12,191,856
Brazilian Reais
LOANS, FINANCING AND DEBENTURES
Borrowings	17,362,903	9,358,142
USD
LOANS, FINANCING AND DEBENTURES
Borrowings	45,460,138	26,217,850
Selic
LOANS, FINANCING AND DEBENTURES
Borrowings	807,358
Currency basket
LOANS, FINANCING AND DEBENTURES
Borrowings	R$ 53,927	R$ 161,517